Statements of Operations (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Statement [Abstract]
Reporting fees	$ 6,052	$ 8,984	$ 1,151
Operating expenses and loss:
Amortization (Notes 2 and 3)	48,140	48,140	48,140
Asset management fees (Note 3)	166,360	166,360	166,360
Impairment loss (Note 2)	1,151,733	484,027	391,017
Accounting and legal fees	195,954	29,878	8,350
Asset management expenses	11,108	6,931	2,748
Write off of advances to Local Limited Partnerships	36,595
Professional services	15,789
Other	4,217	8,334	4,126
Total operating expenses and loss	1,629,896	743,670	620,741
Loss from operations	(1,623,844)	(734,686)	(619,590)
Equity in losses of Local Limited Partnerships (Note 2)	(528,311)	(471,484)	(685,087)
Interest income	558	2,266	1,949
Net loss	(2,151,597)	(1,203,904)	(1,302,728)
Net loss allocated to:
General Partner	(2,152)	(1,204)	(1,303)
Limited Partners	$ (2,149,445)	$ (1,202,700)	$ (1,301,425)
Net loss per Partnership Unit	$ (133.96)	$ (74.95)	$ (81.11)
Outstanding weighted Partnership Units	16,046	16,046	16,046